FINANCIAL INSTRUMENTS - Fair value measurements for financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
5% Convertible Debentures
Disclosure of financial liabilities [line items]
Financial Liabilities	$ 0	$ 13,294
Borrowings, interest rate	5.00%
7% Convertible Debentures
Disclosure of financial liabilities [line items]
Borrowings, interest rate	7.00%
Convertible Debentures | 7% Convertible Debentures
Disclosure of financial liabilities [line items]
Financial Liabilities	$ 10,963
Warrants
Disclosure of financial liabilities [line items]
Financial Liabilities	0	2,729
Carrying value | Level 2 | Warrants
Disclosure of financial liabilities [line items]
Financial Liabilities	0	2,729
Carrying value | Level 3 | Convertible Debentures | 5% Convertible Debentures
Disclosure of financial liabilities [line items]
Financial Liabilities	0	13,294
Carrying value | Level 3 | Convertible Debentures | 7% Convertible Debentures
Disclosure of financial liabilities [line items]
Financial Liabilities	10,963	15,127
Fair value | Level 2 | Warrants
Disclosure of financial liabilities [line items]
Financial Liabilities	0	2,729
Fair value | Level 3 | Convertible Debentures | 5% Convertible Debentures
Disclosure of financial liabilities [line items]
Financial Liabilities	0	13,294
Fair value | Level 3 | Convertible Debentures | 7% Convertible Debentures
Disclosure of financial liabilities [line items]
Financial Liabilities	$ 10,963	$ 15,127